Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Summary of Related Party Receivables, Payables, Payments Made and Expenses Related to Affiliated Companies

The following table summarizes related party receivables, payables, payments made and expenses related to affiliated companies under these agreements (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Receivable	$17	$9	$12	$—
Payable	6	10	5	—
Payments	79	28	14	10
Expenses	60	32	15	—